SIGNIFICANT ACCOUNTING POLICIES - Use of estimates (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables and payables valued at amortized cost
Impairment losses	$ 26,724
Impairment loss	27,008	$ (1,455)	$ 900
Impairment of goodwill	15,941
Impairment of PP&E	10,783
CGU Personal Network
Receivables and payables valued at amortized cost
Recoverable value of the CGU includes goodwill	$ 12,774,695
Long-term growth rate	2.80%
Cash flow discount rate (WACC)	10.81%
Percentage of value in use exceeds carrying amount	12.70%	14.50%	27.90%
Decrease in percentage of long-term growth rate	50.00%
Percentage of increasing the WACC	9.60%
Percentage of reasonably possible decrease in revenues assumption	2.30%
Impairment losses	$ 0	$ 0	$ 0
Capitalization value of the entity		$ 11,128,150	$ 13,055,731
Average market price per share		$ 2,635	$ 1,321.4
Average market price per share in inflation	$ 3,466.3
Percentage of control premium		29.00%	29.00%
Percentage of decrease in market capitalization value		19.20%	35.60%
Percentage of value in use exceeds carrying amount not considering control premium and rest as stable		85.50%	10.30%
CGU TMA Network
Receivables and payables valued at amortized cost
Recoverable value of the CGU includes goodwill	$ 3,260,202
Long-term growth rate	2.80%
Cash flow discount rate (WACC)	10.81%
Percentage of increasing the WACC	20.00%
Long-term growth rate decreasing	20.00%
Impairment losses	$ 0
Other subsidiaries CGU
Receivables and payables valued at amortized cost
Cash flow discount rate (WACC)	7.45%
Impairment loss	$ 26,724	$ 0	$ 0
Impairment of goodwill	15,941
Impairment of PP&E	$ 10,783
Average share market price 2023 current currency December 2025 | CGU Personal Network
Receivables and payables valued at amortized cost
Average market price per share in inflation	$ 3,785